NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of the basic and diluted net loss per share attributable to Amarantus common stockholders for the periods indicated:

	Three Months Ended March 31,
	2015	2014
Numerator
Net loss	$(6,580)	$(5,542)
Preferred stock dividend	828	26
Net loss applicable to common stockholders	$(7,408)	$(5,568)

Denominator
Common stock - basic	959,737,290	630,720,618
Common shares equivalents(1)	125,031,526	—
Weighted average shares outstanding during the period:	1,084,768,816	630,720,618

Net loss per share	$(0.01)	$(0.01)
(1) Preferred Stock Series D and E are participating securities; therefore we utilize the two class method of computing net loss per share.
Potentially dilutive securities:
Outstanding common stock options(2)	56,916,000	18,296,000
Outstanding preferred stock option(2)	2,488,000	2,488,000
Warrants(2)	45,861,000	69,553,000
Related party liability(2)	5,070,000	3,214,000
Convertible promissory note(s)(2)	—	5,655,000
8% Senior convertible debentures	—	8,776,000
Convertible preferred stock(2)	750,000	750,000

(2)
The impact of stock options, warrants, convertible debt instruments and convertible preferred stock that does not have participation rights is anti-dilutive in a period of loss from continuing operations.

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the periods indicated:

	Year Ended December 31,
	2014	2013
Numerator
Net loss	$(27,277)	$(15,132)
Preferred stock dividend	875	38
Net loss applicable to common stockholders	$(28,152)	$(15,170)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	738,950,704	450,931,510
Common shares equivalents	49,983,274	—
Common stock - diluted	788,933,978	450,931,510

Basic and diluted net loss per common share	$(0.04)	$(0.03)

Potentially dilutive securities consist of:

	As of December 31,
	2014	2013
Outstanding common stock options	30,196,127	6,941,288
Outstanding preferred stock options	2,487,500	2,287,500
Related party liabilities	3,070,663	3,107,356
Warrants	46,636,722	84,553,306
Convertible promissory note(s)	—	6,325,000
8% senior convertible debentures	—	75,000,000
Convertible preferred stock- Series C	750,000	750,000
Convertible preferred stock- Series D	43,310,900	43,310,900
Convertible preferred stock- Series E	56,250,000	—